PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2023	2022

Computer and accessories	$89,170	$63,289
Office Equipment	25,420	202,487
Vehicle	25,365	26,110
Leasehold improvement	350,518	234,744
Less: accumulated depreciation	(414,003)	(343,244)
Property and equipment, net	$76,470	$183,386